Touchstone Capital Appreciation Fund
TOUCHSTONE CAPITAL APPRECIATION FUND SUMMARY
THE FUNDS INVESTMENT GOAL
The Touchstone Capital Appreciation Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Capital Appreciation Fund (USD $)	Touchstone Capital Appreciation Fund - Class A	Touchstone Capital Appreciation Fund - Class C	Touchstone Capital Appreciation Fund - Class Y	Touchstone Capital Appreciation Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Capital Appreciation Fund		Touchstone Capital Appreciation Fund - Class A	Touchstone Capital Appreciation Fund - Class C	Touchstone Capital Appreciation Fund - Class Y	Touchstone Capital Appreciation Fund - Institutional
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.38%	1.24%	1.45%	1.19%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.40%	3.01%	2.22%	1.96%
Fee Waiver and/or Expense Reimbursement	[2]	(1.19%)	(1.05%)	(1.26%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%	0.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Capital Appreciation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Capital Appreciation Fund - Class A	691	1,173	1,680	3,068
Touchstone Capital Appreciation Fund - Class C	302	832	1,490	3,253
Touchstone Capital Appreciation Fund - Class Y	98	573	1,074	2,456
Touchstone Capital Appreciation Fund - Institutional	83	504	951	2,192

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Capital Appreciation Fund Touchstone Capital Appreciation Fund - Class C	199	832	1,490	3,253

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Capital Appreciation Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies that the
Sub-Advisor, Farr, Miller & Washington, LLC ("FMW"), believes are trading at attractive valuations. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Index (between  $1.3 billion and  $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

FMW identifies potential new investments through the use of quantitative screens and qualitative input from the portfolio management team. FMW seeks to identify companies that exhibit a history of consistently high earnings and/or sales growth, high returns on invested capital, and attractive valuation. In evaluating and selecting potential investments for the Fund, FMW conducts in-depth research and analysis of potential new investments in an effort to find leading companies that FMW believes are operating in attractive industries; that have a long-term, stable track record of growing sales and earnings; that have strong balance sheets; that generate high returns on invested capital and strong free cash flow; and that trade at reasonable valuations. The Fund will hold approximately 30 to 40 securities. FMW will generally sell a company for the following reasons: excessive valuation, lack of confidence in the management team, a change in the original investment thesis or deterioration in the fundamentals.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P
500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

CAPITAL APPRECIATION FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  4th Quarter 2010 8.88%   Worst Quarter:  2nd Quarter 2010 -12.40%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 1000 GROWTH INDEX	RUSSELL 1000 GROWTH INDEX (reflects no deductions for fees, expenses or taxes)	16.71%	25.96%	Sep 30, 2009
S & P 500 INDEX	S&P 500 INDEX (reflects no deductions for fees, expenses or taxes)	15.06%	21.62%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Class A	CLASS A Return Before Taxes	1.60%	7.03%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	0.53%	6.13%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	1.04%	5.46%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Class C	CLASS C Return Before Taxes	6.92%	11.35%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Class Y	CLASS Y Return Before Taxes	7.97%	12.49%	Sep 30, 2009
Touchstone Capital Appreciation Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	8.14%	12.60%	Sep 30, 2009

Touchstone Core Plus Fixed Income Fund
TOUCHSTONE CORE PLUS FIXED INCOME FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Core Plus Fixed Income Fund seeks current income. Capital appreciation is a secondary goal.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Core Plus Fixed Income Fund (USD $)	Touchstone Core Plus Fixed Income Fund - Class A	Touchstone Core Plus Fixed Income Fund - Class C	Touchstone Core Plus Fixed Income Fund - Class Y	Touchstone Core Plus Fixed Income Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Core Plus Fixed Income Fund		Touchstone Core Plus Fixed Income Fund - Class A	Touchstone Core Plus Fixed Income Fund - Class C	Touchstone Core Plus Fixed Income Fund - Class Y	Touchstone Core Plus Fixed Income Fund - Institutional
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.90%	0.87%	0.91%	0.78%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.62%	2.34%	1.38%	1.25%
Fee Waiver and/or Expense Reimbursement	[2]	(0.65%)	(0.62%)	(0.66%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%	1.72%	0.72%	0.52%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.95%, 1.70%, 0.70% and 0.50% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Core Plus Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Core Plus Fixed Income Fund - Class A	569	901	1,256	2,253
Touchstone Core Plus Fixed Income Fund - Class C	278	671	1,194	2,628
Touchstone Core Plus Fixed Income Fund - Class Y	74	372	692	1,600
Touchstone Core Plus Fixed Income Fund - Institutional	53	324	616	1,447

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Core Plus Fixed Income Fund Touchstone Core Plus Fixed Income Fund - Class C	175	671	1,194	2,628

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Core Plus Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, structured notes, and foreign government debt obligations. U.S. and foreign government obligations include direct government obligations and those of government agencies and instrumentalities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. and foreign corporations. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Bradford & Marzec LLC ("Bradford & Marzec"), to be of comparable quality. The Fund may purchase foreign government securities of both developed and emerging market countries. The Fund will generally invest at least 80% of its total assets in investment-grade debt securities including sovereign debt obligations of developed countries, but may invest up to 20% of its total assets in non-investment grade debt securities, which are sometimes referred to as "junk bonds", including government securities of emerging market countries and non-investment grade corporate bonds. The Fund may invest up to
20% of its assets in securities denominated in a foreign currency.

In selecting investments for the Fund, Bradford & Marzec establishes target weights for each fixed income sector described above. In assessing the relative valuations of these sectors, Bradford & Marzec generally considers whether the securities included within a sector are selling at a discount to Bradford &
Marzec's estimate of their intrinsic value. Once sector weights are established,
Bradford & Marzec selects fixed income securities within each sector that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund will generally hold over 200 securities and seeks to be diversified according to issuer, sector, and structure. Bradford &
Marzec generally sells a security when it reaches a target price or target yield spread relative to U.S. Treasury securities, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. The Fund may also invest in zero coupon securities. Under normal circumstances, the Fund's effective duration will typically be within 25% (plus or minus) of the effective duration of the Fund's benchmark, the Barclays Capital Aggregate Index, which as of December 31, 2010, was 4.98.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments and the risk that the market value of the security can fluctuate dramatically. Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating
Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal
National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments;
fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it t, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-investment grade debt securities are sometimes referred to as "junk bonds"
and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

The Fund may invest in derivatives, such as futures, options or swap contracts, to pursue its investment objective. The use of such derivatives may expose the
Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject. The Fund may use derivates to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.
 risk, and for certain other purposes consistent with its investment strategy.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Barclays Capital Aggregate Bond Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Core Plus Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BARCLAYS CAPITAL AGGREGATE BOND INDEX	BARCLAYS CAPITAL AGGREGATE BOND INDEX (reflects no deductions for fees, expenses or taxes)	6.54%	6.72%	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Class A	CLASS A Return Before Taxes	1.49%	0.67%	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	0.19%	(0.55%)	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	0.96%	(0.13%)	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Class C	CLASS C Return Before Taxes	6.87%	4.70%	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Class Y	CLASS Y Return Before Taxes	7.91%	5.79%	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	8.13%	6.00%	Sep 30, 2009

Touchstone Emerging Markets Equity Fund
TOUCHSTONE EMERGING MARKETS EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Emerging Markets Equity Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Emerging Markets Equity Fund (USD $)	Touchstone Emerging Markets Equity Fund - Class A	Touchstone Emerging Markets Equity Fund - Class C	Touchstone Emerging Markets Equity Fund - Class Y	Touchstone Emerging Markets Equity Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Emerging Markets Equity Fund		Touchstone Emerging Markets Equity Fund - Class A	Touchstone Emerging Markets Equity Fund - Class C	Touchstone Emerging Markets Equity Fund - Class Y	Touchstone Emerging Markets Equity Fund - Institutional
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.90%	0.89%	1.00%	0.64%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.27%	3.01%	2.12%	1.76%
Fee Waiver and/or Expense Reimbursement	[2]	(0.51%)	(0.50%)	(0.61%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.76%	2.51%	1.51%	1.36%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Emerging Markets Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Emerging Markets Equity Fund - Class A	744	1,197	1,676	2,993
Touchstone Emerging Markets Equity Fund - Class C	357	883	1,538	3,292
Touchstone Emerging Markets Equity Fund - Class Y	154	605	1,083	2,404
Touchstone Emerging Markets Equity Fund - Institutional	138	515	917	2,040

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Emerging Markets Equity Fund Touchstone Emerging Markets Equity Fund - Class C	254	883	1,538	3,292

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Emerging Markets Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o     That is included in the Morgan Stanley Capital International ("MSCI")
      Emerging Markets Index;

o     That is considered by the Sub-Advisor, AGF Investments America Inc.
      ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index; or

o     Whose economic activity and capital markets are dependent on emerging market countries. Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries. AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time. In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations. The Fund generally holds 70 to 90 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country. The
Fund's weight in any individual country is limited to 20% at purchase. AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

EMERGING MARKETS EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 18.39%   Worst Quarter:  2nd Quarter 2010 -7.19%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Emerging Markets Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI EMERGING MARKETS INDEX	MSCI EMERGING MARKETS INDEX (reflects no deductions for fees, expenses or taxes)	19.20%	29.54%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Class A	CLASS A Return Before Taxes	10.94%	19.55%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	10.85%	19.47%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	7.13%	16.64%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Class C	CLASS C Return Before Taxes	16.93%	24.39%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Class Y	CLASS Y Return Before Taxes	18.15%	25.70%	Sep 30, 2009
Touchstone Emerging Markets Equity Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	18.32%	25.93%	Sep 30, 2009

Touchstone Global Equity Fund
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Global Equity Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Global Equity Fund (USD $)	Touchstone Global Equity Fund - Class A	Touchstone Global Equity Fund - Class C	Touchstone Global Equity Fund - Class Y	Touchstone Global Equity Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Global Equity Fund		Touchstone Global Equity Fund - Class A	Touchstone Global Equity Fund - Class C	Touchstone Global Equity Fund - Class Y	Touchstone Global Equity Fund - Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.65%	2.43%	2.53%	2.26%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.76%	4.29%	3.39%	3.12%
Fee Waiver and/or Expense Reimbursement	[2]	(2.41%)	(2.19%)	(2.29%)	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.10%	1.10%	0.95%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Global Equity Fund - Class A	705	1,448	2,211	4,201
Touchstone Global Equity Fund - Class C	316	1,102	2,004	4,315
Touchstone Global Equity Fund - Class Y	112	828	1,567	3,521
Touchstone Global Equity Fund - Institutional	97	758	1,445	3,278

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Global Equity Fund Touchstone Global Equity Fund - Class C	213	1,102	2,004	4,315

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Global Equity Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund will invest significantly (generally 40% or more of the Fund's assets) in equity securities of companies domiciled outside the U.S. or with significant business operations (defined as companies with at least 40% of revenue, assets, income or expenditure outside the U.S) and/or assets outside the U.S.

The Fund will invest in equity securities of companies without regard to market capitalization that the Sub-Advisor, Bedlam Asset Management PLC ("Bedlam"),
believes are attractively priced in consideration of their growth prospects. For each company considered for inclusion in the Fund, Bedlam assesses the current and expected future fundamentals of the company's industry and sector; evaluates the company's financial statements and its earnings quality; identifies the key drivers of the company's earnings and cash flow; and develops proprietary forecasts of the company's earnings and free cash flow. Bedlam requires a company's expected free cash flow yield or earnings yield over the subsequent two years to be at least 20% greater than Bedlam's estimate of the company's cost of equity capital. The Fund will generally invest in at least eight countries and will hold approximately 30 to 50 securities. Bedlam generally sells a security when it reaches its fair value estimate as determined by
Bedlam, when earnings forecasts do not justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals or the sector fundamentals, or when other opportunities appear more attractive.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include American Depositary Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored"
or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

GLOBAL EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 12.82%   Worst Quarter:  2nd Quarter 2010 -8.35%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI ALL COUNTRY WORLD INDEX	MSCI ALL COUNTRY WORLD INDEX (reflects no deductions for fees, expenses or taxes)	13.21%	18.71%	Sep 30, 2009
Touchstone Global Equity Fund - Class A	CLASS A Return Before Taxes	7.30%	9.04%	Sep 30, 2009
Touchstone Global Equity Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	6.95%	8.76%	Sep 30, 2009
Touchstone Global Equity Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	5.01%	7.62%	Sep 30, 2009
Touchstone Global Equity Fund - Class C	CLASS C Return Before Taxes	12.97%	13.48%	Sep 30, 2009
Touchstone Global Equity Fund - Class Y	CLASS Y Return Before Taxes	14.06%	14.62%	Sep 30, 2009
Touchstone Global Equity Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	14.16%	14.72%	Sep 30, 2009

Touchstone Global Real Estate Fund
TOUCHSTONE GLOBAL REAL ESTATE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Global Real Estate Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Global Real Estate Fund (USD $)	Touchstone Global Real Estate Fund - Class A	Touchstone Global Real Estate Fund - Class C	Touchstone Global Real Estate Fund - Class Y	Touchstone Global Real Estate Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Global Real Estate Fund		Touchstone Global Real Estate Fund - Class A	Touchstone Global Real Estate Fund - Class C	Touchstone Global Real Estate Fund - Class Y	Touchstone Global Real Estate Fund - Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		3.22%	2.80%	2.82%	2.54%
Total Annual Fund Operating Expenses		4.27%	4.60%	3.62%	3.34%
Fee Waiver and/or Expense Reimbursement	[1]	(2.88%)	(2.46%)	(2.48%)	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	2.14%	1.14%	0.99%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14% and 0.99% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Global Real Estate Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Global Real Estate Fund - Class A	708	1,548	2,401	4,587
Touchstone Global Real Estate Fund - Class C	320	1,167	2,125	4,553
Touchstone Global Real Estate Fund - Class Y	116	879	1,662	3,718
Touchstone Global Real Estate Fund - Institutional	101	807	1,537	3,471

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Global Real Estate Fund Touchstone Global Real Estate Fund - Class C	217	1,167	2,125	4,553

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Global Real Estate Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts ("REITs") and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate. The Fund will invest significantly (generally 40% or more of the Fund's assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or aforementioned real estate activities outside the U.S.

The Fund's sub-advisor, Cornerstone Real Estate Advisers LLC ("Cornerstone"),
employs a fundamental, research-driven investment process. Cornerstone considers the following factors in selecting real estate equity securities for the Fund:

o     Environmental factors that affect real estate such as the macroeconomic environment, cost of capital, investor sentiment for real estate securities, and the fundamental health of global real estate markets.

o     Company-specific factors such as valuation, company's management team, competitive strategy, positioning of the real estate portfolio, capital position and access to capital markets, and financial management.

o     Real estate, financial markets, and company-specific risks such as management risk (i.e., depth of management and alignment with shareholders), corporate governance, real estate portfolio risk (including location, age and condition of properties), property development risk, property income risk, debt profile, and equity liquidity risk (i.e., the ability to trade the security without materially affecting the price).

After identifying attractive securities for potential inclusion in the Fund,
Cornerstone constructs a portfolio generally consisting of 65 to 95 securities.
Cornerstone will generally sell a security when its prospects for capital appreciation have diminished, when it reaches fair value, or when another investment option is more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund concentrates its investments in the real estate industry.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

Since the Fund's investments are concentrated in the real estate industry, they are subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be impacted by market conditions, legislative or regulatory changes, or competition.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates, competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

The securities of issuers that own, construct, manage or sell commercial real estate (e.g. shopping malls) or industrial real estate (e.g. office buildings)
may be affected by economic conditions, generally, and specifically by changes in real estate values and property taxes, overbuilding, variations in rental income and vacancy rates in terms of supply and demand, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.  fund.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global real estate investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index. The bar chart does not reflect any sales charges, which would reduce your return.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

GLOBAL REAL ESTATE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 18.76%    Worst Quarter: 2nd Quarter 2010 -7.99%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Global Real Estate Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FTSE ERPA/ NAREIT DEVELOPED INDEX	FTSE ERPA/NAREIT DEVELOPED INDEX (reflects no deductions for fees, expenses or taxes)	20.40%	25.85%	Sep 30, 2009
Touchstone Global Real Estate Fund - Class A	CLASS A Return Before Taxes	12.53%	14.43%	Sep 30, 2009
Touchstone Global Real Estate Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	8.93%	11.33%	Sep 30, 2009
Touchstone Global Real Estate Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	8.12%	10.55%	Sep 30, 2009
Touchstone Global Real Estate Fund - Class C	CLASS C Return Before Taxes	18.51%	19.15%	Sep 30, 2009
Touchstone Global Real Estate Fund - Class Y	CLASS Y Return Before Taxes	19.68%	20.30%	Sep 30, 2009
Touchstone Global Real Estate Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	19.86%	20.47%	Sep 30, 2009

Touchstone International Fixed Income Fund
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone International Fixed Income Fund seeks total return.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone International Fixed Income Fund (USD $)	Touchstone International Fixed Income Fund - Class A	Touchstone International Fixed Income Fund - Class C	Touchstone International Fixed Income Fund - Class Y	Touchstone International Fixed Income Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone International Fixed Income Fund		Touchstone International Fixed Income Fund - Class A	Touchstone International Fixed Income Fund - Class C	Touchstone International Fixed Income Fund - Class Y	Touchstone International Fixed Income Fund - Institutional
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.67%	1.61%	1.95%	1.09%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.48%	3.17%	2.51%	1.65%
Fee Waiver and/or Expense Reimbursement	[2]	(1.38%)	(1.32%)	(1.66%)	(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.85%	0.85%	0.70%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.09%, 1.84%, 0.84% and 0.69% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information..

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone International Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone International Fixed Income Fund - Class A	582	1,085	1,614	3,058
Touchstone International Fixed Income Fund - Class C	291	854	1,544	3,385
Touchstone International Fixed Income Fund - Class Y	87	623	1,186	2,720
Touchstone International Fixed Income Fund - Institutional	72	427	807	1,875

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone International Fixed Income Fund Touchstone International Fixed Income Fund - Class C	188	854	1,544	3,385

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone International Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities of issuers located outside the
United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of debt obligations of developed and emerging market governments, their agencies and instrumentalities, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, and debt securities that are convertible into common or preferred stock. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated BBB- or higher by
Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors
Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, GAM International Management Limited ("GAM International"), to be
of comparable quality. The Fund may invest in securities denominated in U.S.
dollars or a foreign currency.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities. The Fund may invest up to 10% of its total assets in debt obligations of emerging market governments, their agencies and instrumentalities. The Fund may invest in forward currency contracts in order to achieve its goals. Forward currency contracts may be used to hedge currency exposure of the Fund's fixed income securities and they may be used to invest in a currency that GAM International expects to appreciate relative to another currency.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances. In selecting the Fund's target fixed income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value. Once country, currency, and sector weights are established, GAM
International selects fixed income securities within each sector and country that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. GAM International generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will be within two years (plus or minus) of the effective duration of the Fund's benchmark, the Citigroup World
Government Bond Index ex-U.S., which as of December 31, 2010 was 6.8.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments. Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating
Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-investment grade debt securities are sometimes referred to as "junk bonds"
and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward currency contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

The Fund may invest in derivatives, such as futures, options, or swap contracts, to pursue its investment objective. The use of such derivatives may expose the
Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject. The Fund may use derivates to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments;
fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country, which could substantially delay or defeat any recovery.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking total return who can withstand the share price volatility of international fixed income investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index
ex-U.S. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

INTERNATIONAL FIXED INCOME FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 11.17%   Worst Quarter:  4th Quarter 2010 -1.59%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone International Fixed Income Fund	Touchstone International Fixed Income Fund - Class A	Touchstone International Fixed Income Fund - Class C	Touchstone International Fixed Income Fund - Class Y	Touchstone International Fixed Income Fund - Institutional	CITIGROUP WORLD GOVERNMENT BOND INDEX EX- U.S.	After Taxes on Distributions Touchstone International Fixed Income Fund - Class A	After Taxes on Distributions and Sales Touchstone International Fixed Income Fund - Class A
Average Annual Returns, Label	CLASS A Return Before Taxes	CLASS C Return Before Taxes	CLASS Y Return Before Taxes	INSTITUTIONAL SHARES Return Before Taxes	CITIGROUP WORLD GOVERNMENT BOND INDEX EX-U.S. (reflects no deductions for fees, expenses or taxes)	CLASS A Return After Taxes on Distributions	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	7.20%	12.91%	14.05%	14.23%	5.21%	3.82%	4.66%
Average Annual Returns, Since Inception	5.39%	9.67%	10.76%	10.93%	3.52%	2.65%	3.03%
Average Annual Returns, Inception Date	Sep 30, 2009	Sep 30, 2009	Sep 30, 2009	Sep 30, 2009	Sep 30, 2009	Sep 30, 2009	Sep 30, 2009

Touchstone Large Cap Relative Value Fund
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Large Cap Relative Value Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Large Cap Relative Value Fund (USD $)	Touchstone Large Cap Relative Value Fund - Class A	Touchstone Large Cap Relative Value Fund - Class C	Touchstone Large Cap Relative Value Fund - Class Y	Touchstone Large Cap Relative Value Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Large Cap Relative Value Fund		Touchstone Large Cap Relative Value Fund - Class A	Touchstone Large Cap Relative Value Fund - Class C	Touchstone Large Cap Relative Value Fund - Class Y	Touchstone Large Cap Relative Value Fund - Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.27%	1.99%	2.07%	1.78%
Total Annual Fund Operating Expenses		3.22%	3.69%	2.77%	2.48%
Fee Waiver and/or Expense Reimbursement	[1]	(2.03%)	(1.75%)	(1.83%)	(1.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19%	1.94%	0.94%	0.79%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Large Cap Relative Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Large Cap Relative Value Fund - Class A	689	1,331	1,995	3,762
Touchstone Large Cap Relative Value Fund - Class C	300	968	1,758	3,828
Touchstone Large Cap Relative Value Fund - Class Y	96	685	1,301	2,966
Touchstone Large Cap Relative Value Fund - Institutional	81	611	1,168	2,688

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Large Cap Relative Value Fund Touchstone Large Cap Relative Value Fund - Class C	197	968	1,758	3,828

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Large Cap Relative Value Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Value Index (between  $1.3 billion and  $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Value Index will change with market conditions.

The Sub-Advisor, EARNEST Partners LLC ("EARNEST Partners") employs an investment style that seeks to outperform the Russell 1000 Value Index while attempting to control volatility and risk. In the first step of the investment process,
EARNEST Partners screens the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. This process seeks to identify the financial and market characteristics, including valuation measures, market trends, operating trends, growth measures, and profitability measures that have been in place when an individual company has produced outstanding performance. In the second step of the investment process, an investment thesis is developed and tested for certain companies identified in the first step. The test generally includes conversations with the company's management team and industry specialists, review of the company's financial reports, analysis of industry and company-specific studies, and independent field research. In the final step of the investment process, EARNEST Partners constructs a portfolio of approximately
50 stocks that EARNEST Partners believes are expected to collectively have the best potential for capital appreciation and are expected to mitigate downside risk. EARNEST Partners will generally sell a stock if the company's prospects deteriorate, or if it identifies another stock expected to have superior return and risk characteristics.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

LARGE CAP RELATIVE VALUE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  4th Quarter 2010 13.17%  Worst Quarter:  2nd Quarter 2010 -12.73%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Large Cap Relative Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 1000 VALUE INDEX	RUSSELL 1000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)	15.51%	19.60%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Class A	CLASS A Return Before Taxes	10.98%	14.71%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	10.94%	14.66%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	7.17%	12.52%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Class C	CLASS C Return Before Taxes	16.75%	19.36%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Class Y	CLASS Y Return Before Taxes	18.06%	20.60%	Sep 30, 2009
Touchstone Large Cap Relative Value Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	18.22%	20.76%	Sep 30, 2009

Touchstone Market Neutral Equity Fund
TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Market Neutral Equity Fund (USD $)	Touchstone Market Neutral Equity Fund - Class A	Touchstone Market Neutral Equity Fund - Class C	Touchstone Market Neutral Equity Fund - Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	(15)	(15)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Market Neutral Equity Fund		Touchstone Market Neutral Equity Fund - Class A	Touchstone Market Neutral Equity Fund - Class C	Touchstone Market Neutral Equity Fund - Class Y
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expenses on Securities Sold Short		1.19%	1.04%	1.10%
Other Expenses		1.15%	1.14%	0.99%
Total Annual Fund Operating Expenses		3.89%	4.48%	3.39%
Fee Waiver and/or Expense Reimbursement	[1]	(2.39%)	(2.23%)	(2.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.50%	2.25%	1.25%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Market Neutral Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Market Neutral Equity Fund - Class A	719	1,486	2,271	4,309
Touchstone Market Neutral Equity Fund - Class C	331	1,154	2,089	4,469
Touchstone Market Neutral Equity Fund - Class Y	127	842	1,580	3,532

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Market Neutral Equity Fund Touchstone Market Neutral Equity Fund - Class C	228	1,154	2,089	4,469

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 377% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor,
Aronson Johnson Ortiz, LP ("AJO").

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies,
ADRs, gold stocks, or funds). AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company. The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk.
AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk. Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.
AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Historically, the equity markets have moved in cycles.
The value of the Fund's equity securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the
Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. The Fund may short up to
100% of the long portfolio market value.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MARKET NEUTRAL EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  2nd Quarter 2010 1.35%    Worst Quarter:  1st Quarter 2010 -3.88%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

Average Annual Total Returns Touchstone Market Neutral Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CITIGROUP 3-MONTH TREASURY BILL INDEX	CITIGROUP 3-MONTH TREASURY BILL INDEX (reflects no deductions for fees, expenses or taxes)	0.13%	0.17%	Sep 30, 2009
Touchstone Market Neutral Equity Fund - Class A	Return Before Taxes	(9.38%)	(7.22%)	Sep 30, 2009
Touchstone Market Neutral Equity Fund - Class A After Taxes on Distributions	Return After Taxes on Distributions	(9.38%)	(7.22%)	Sep 30, 2009
Touchstone Market Neutral Equity Fund - Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.10%)	(6.13%)	Sep 30, 2009
Touchstone Market Neutral Equity Fund - Class C	CLASS C Return Before Taxes	(4.49%)	(3.37%)	Sep 30, 2009
Touchstone Market Neutral Equity Fund - Class Y	CLASS Y Return Before Taxes	(3.48%)	(2.40%)	Sep 30, 2009

Touchstone Mid Cap Value Fund
TOUCHSTONE MID CAP VALUE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Mid Cap Value Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Mid Cap Value Fund (USD $)	Touchstone Mid Cap Value Fund - Class C	Touchstone Mid Cap Value Fund - Class Y	Touchstone Mid Cap Value Fund - Institutional	Touchstone Mid Cap Value Fund - Class A
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	none	none	none
Wire Redemption Fee	(15)	none	none	(15)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Mid Cap Value Fund		Touchstone Mid Cap Value Fund - Class C	Touchstone Mid Cap Value Fund - Class Y	Touchstone Mid Cap Value Fund - Institutional	Touchstone Mid Cap Value Fund - Class A
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		1.00%	none	none	0.25%
Other Expenses		2.01%	2.34%	1.08%	1.97%
Total Annual Fund Operating Expenses		3.86%	3.19%	1.93%	3.07%
Fee Waiver and/or Expense Reimbursement	[1]	(1.82%)	(2.15%)	(1.04%)	(1.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.04%	1.04%	0.89%	1.29%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholder.. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Mid Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Mid Cap Value Fund - Class C	310	1,011	1,833	3,973
Touchstone Mid Cap Value Fund - Class Y	106	781	1,481	3,345
Touchstone Mid Cap Value Fund - Institutional	91	505	945	2,169
Touchstone Mid Cap Value Fund - Class A	699	1,311	1,946	3,646

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Mid Cap Value Fund Touchstone Mid Cap Value Fund - Class C	207	1,011	1,833	3,973

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Mid Cap Value Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between
 $1.3 billion and  $14.1 billion at the time of its most recent reconstitution on
May 31, 2010) at the time of purchase. The size of the companies in the Russell
Mid Cap Index will change with market conditions.

The Sub-Advisor, Lee Munder Capital Group, LLC ("LMCG") employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid cap securities. In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company's competitive strategy and its current market position. LMCG generally limits the Fund's weight in a sector to 10% over or under the sector's weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%. The Fund will hold approximately 60 to 80 securities. LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.
The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium cap company stocks may be more volatile than stocks of larger companies.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of mid cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell MidCap Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MID CAP VALUE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  4th Quarter 2010 12.88%   Worst Quarter:  2nd Quarter 2010 -8.85%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Mid Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL MIDCAP VALUE INDEX	RUSSELL MIDCAP VALUE INDEX (reflects no deductions for fees, expenses or taxes)	24.75%	30.41%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Class C	CLASS C Return Before Taxes	25.02%	25.38%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Class Y	CLASS Y Return Before Taxes	26.33%	26.66%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	26.48%	26.81%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Class A	CLASS A Return Before Taxes	18.70%	20.49%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	18.13%	19.95%	Sep 30, 2009
Touchstone Mid Cap Value Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	12.33%	17.22%	Sep 30, 2009

Touchstone Small Cap Core Fund
TOUCHSTONE SMALL CAP CORE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Small Cap Core Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Small Cap Core Fund (USD $)	Touchstone Small Cap Core Fund - Class A	Touchstone Small Cap Core Fund - Class C	Touchstone Small Cap Core Fund - Class Y	Touchstone Small Cap Core Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Small Cap Core Fund		Touchstone Small Cap Core Fund - Class A	Touchstone Small Cap Core Fund - Class C	Touchstone Small Cap Core Fund - Class Y	Touchstone Small Cap Core Fund - Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.45%	0.72%	0.46%	0.47%
Total Annual Fund Operating Expenses		1.55%	2.57%	1.31%	1.32%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.48%)	(0.22%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34%	2.09%	1.09%	0.94%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Small Cap Core Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Small Cap Core Fund - Class A	704	1,017	1,352	2,298
Touchstone Small Cap Core Fund - Class C	315	754	1,322	2,869
Touchstone Small Cap Core Fund - Class Y	111	394	697	1,560
Touchstone Small Cap Core Fund - Institutional	96	381	687	1,557

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Small Cap Core Fund Touchstone Small Cap Core Fund - Class C	212	754	1,322	2,869

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Small Cap Core Fund invests, under normal conditions, at least
80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000 Index
(between  $112 million and  $2.2 billion at the time of its most recent reconstitution on May 31, 2010), the S&P SmallCap 600 Index (between  $1 million and  $2.12 billion at the time of its most recent reconstitution on March 31,
2010), or the Dow Jones U.S. Small Cap Total Stock Market Index (between  $21 million and  $4.1 billion at the time of its most recent reconstitution on June
30, 2010) at the time of purchase. The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company ("TLC"),
seeks to purchase financially stable small-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC's small-cap philosophy include:
(1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold approximately 30 to 40 securities. TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process. The firm screens a small cap index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield, and return on equity. The team seeks companies that are trading at 30-40% discount to intrinsic value. TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders' interests. TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SMALL CAP CORE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 14.03%
Worst Quarter: 2nd Quarter 2010 -11.00%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Small Cap Core Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 2000 INDEX	RUSSELL 2000 INDEX (reflects no deductions for fees, expenses or taxes)	26.85%	30.45%	Sep 30, 2009
Touchstone Small Cap Core Fund - Class A	CLASS A Return Before Taxes	14.61%	18.83%	Sep 30, 2009
Touchstone Small Cap Core Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	14.60%	18.82%	Sep 30, 2009
Touchstone Small Cap Core Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	9.51%	16.06%	Sep 30, 2009
Touchstone Small Cap Core Fund - Class C	CLASS C Return Before Taxes	20.71%	23.77%	Sep 30, 2009
Touchstone Small Cap Core Fund - Class Y	CLASS Y Return Before Taxes	21.92%	25.04%	Sep 30, 2009
Touchstone Small Cap Core Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	22.10%	25.11%	Sep 30, 2009

Touchstone Focused Equity Fund
TOUCHSTONE FOCUSED EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Focused Equity Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Touchstone Focused Equity Fund (USD $)	Touchstone Focused Equity Fund - Class A	Touchstone Focused Equity Fund - Class C	Touchstone Focused Equity Fund - Class Y	Touchstone Focused Equity Fund - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Touchstone Focused Equity Fund		Touchstone Focused Equity Fund - Class A	Touchstone Focused Equity Fund - Class C	Touchstone Focused Equity Fund - Class Y	Touchstone Focused Equity Fund - Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		3.70%	3.75%	3.92%	2.96%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.66%	5.46%	4.63%	3.67%
Fee Waiver and/or Expense Reimbursement	[2]	(3.45%)	(3.50%)	(3.67%)	(2.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%	0.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Focused Equity Fund - Class A	691	1,606	2,527	4,857
Touchstone Focused Equity Fund - Class C	302	1,319	2,429	5,159
Touchstone Focused Equity Fund - Class Y	98	1,065	2,039	4,506
Touchstone Focused Equity Fund - Institutional	83	858	1,653	3,737

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Focused Equity Fund Touchstone Focused Equity Fund - Class C	199	1,319	2,429	5,159

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Focused Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Equity securities include common stock, preferred stock, convertible bonds and warrants. The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

      o     Are trading below its estimate of the companies' intrinsic value;
            and

      o     Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 20 to 30 securities with residual cash and equivalents expected to be less than 10% of the Fund's net assets. The Fund can, at times, hold fewer securities and a higher amount of cash and equivalents when
Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts ("ADRs"). The Fund may also invest in securities of emerging market countries.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the
Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include ADRs, Global Depositary Receipts ("GDRs") and
Ordinary Shares, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the
"Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

FOCUSED EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:  3rd Quarter 2010 14.32% Worst Quarter: 2nd Quarter 2010 -12.44%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Touchstone Focused Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 3000 INDEX	RUSSELL 3000 INDEX (reflects no deductions for fees, expenses or taxes)	16.93%	16.93%	Dec 31, 2009
Touchstone Focused Equity Fund - Class A	CLASS A Return Before Taxes	13.82%	13.82%	Dec 31, 2009
Touchstone Focused Equity Fund - Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	13.34%	13.34%	Dec 31, 2009
Touchstone Focused Equity Fund - Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	9.05%	9.05%	Dec 31, 2009
Touchstone Focused Equity Fund - Class C	CLASS C Return Before Taxes	19.84%	19.84%	Dec 31, 2009
Touchstone Focused Equity Fund - Class Y	CLASS Y Return Before Taxes	21.08%	21.08%	Dec 31, 2009
Touchstone Focused Equity Fund - Institutional	INSTITUTIONAL SHARES Return Before Taxes	21.11%	21.11%	Dec 31, 2009

TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Healthcare and Biotechnology Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND (USD $)	TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A	TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%
Wire Redemption Fee	(15)	(15)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND		TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A	TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.88%	1.22%
Total Annual Fund Operating Expenses		2.13%	3.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.58%)	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	2.30%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55% and 2.30% for Class A shares and Class C shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A	724	1,151	1,603	2,852
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C	336	906	1,604	3,459

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C	233	906	1,604	3,459

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 180% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Healthcare and Biotechnology Fund invests, under normal market conditions, at least 80% of its assets in common stocks of healthcare and biotechnology companies that are traded in the U.S. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund concentrates its investments in the healthcare and biotechnology industries. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of healthcare facilities, and the companies that support the production, manufacturing, sale and/or distribution of medicines, medical supplies, medical services and other healthcare-related products and services. Biotechnology companies are those that engage in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or
provide processes or services instead of, or in addition to, products. To determine whether a potential investment is doing business in the healthcare or biotechnology sectors, the sub-advisor, Turner Investment Partners, Inc.
("TIP"), generally considers whether (i) the company earns at least 50% of its gross income from the healthcare or biotechnology sectors; (ii) at least 50% of its assets are devoted to producing revenues from the healthcare or biotechnology sectors; or (iii) the company is listed within the Healthcare
Company sector universe maintained by Frank Russell & Co.

While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

TIP pursues a bottom-up approach that emphasizes fundamental research analysis to find growth companies that it believes have superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. TIP generally considers selling a security when it detects a deterioration in the company's earnings potential or when other opportunities appear more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Since the Fund's investments are concentrated in the healthcare and biotechnology industries, they are subject to the risk that these industries will underperform the broader market, as well as the risk that issuers in these industries will be impacted by market conditions, legislative or regulatory changes, or competition. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company's market value and/or share price.

The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

The Fund invests in companies that TIP believes have strong earnings growth potential. TIP's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the
Fund to underperform funds that also seek capital appreciation but use different approaches to the security selection process.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of focused equity investing, and who seek exposure to the healthcare and biotechnology industries.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the S&P 500 Healthcare Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   2nd Quarter 2003 +12.52%
Worst Quarter:  4th Quarter 2008 -20.26%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns. The Class C inception date is November 20, 2006. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from February 28,
2001 to November 20, 2006. Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S & P 500 HEALTHCARE INDEX	S & P 500 HEALTHCARE INDEX (reflects no deductions for fees, expenses or taxes)	2.90%	1.84%		(1.05%)	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A	CLASS A Return Before Taxes	1.04%	(0.36%)		5.35%	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	1.01%	(0.91%)		4.91%	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	0.72%	(0.38%)	4.59%
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C	CLASS C Return Before Taxes	6.43%	0.08%		0.20%	Feb 28, 2001

TOUCHSTONE MID CAP FUND
TOUCHSTONE MID CAP FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Mid Cap Fund seeks long-term capital growth.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE MID CAP FUND (USD $)	TOUCHSTONE MID CAP FUND - Class Y	TOUCHSTONE MID CAP FUND - Class Z	TOUCHSTONE MID CAP FUND - Class A	TOUCHSTONE MID CAP FUND - Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	none	none	1.00%
Wire Redemption Fee	none	(15)	(15)	(15)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE MID CAP FUND		TOUCHSTONE MID CAP FUND - Class Y	TOUCHSTONE MID CAP FUND - Class Z	TOUCHSTONE MID CAP FUND - Class A	TOUCHSTONE MID CAP FUND - Class C
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	none	0.25%	1.00%
Shareholder Service Fees		none	0.25%	none	none
Other Expenses		0.27%	1.09%	1.79%	2.77%
Total Annual Fund Operating Expenses		1.07%	2.14%	2.84%	4.57%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.93%)	(1.63%)	(2.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.96%	1.21%	1.21%	1.96%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96% and 1.21% for Class A shares, Class C shares, Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE MID CAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE MID CAP FUND - Class Y	98	329	579	1,296
TOUCHSTONE MID CAP FUND - Class Z	123	580	1,064	2,399
TOUCHSTONE MID CAP FUND - Class A	691	1,259	1,851	3,448
TOUCHSTONE MID CAP FUND - Class C	302	1,145	2,099	4,520

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE MID CAP FUND TOUCHSTONE MID CAP FUND - Class C	199	1,145	2,099	4,520

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Mid Cap Fund invests, under normal market conditions, at least
80% of its assets in common stocks of medium capitalization U.S. listed companies that the sub-advisor, Turner Investment Partners, Inc. ("TIP"), believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company is one that has a market capitalization found within the Russell Midcap Index (between  $1.3 billion and  $14.1 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase.
The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes can generate and sustain long-term growth. TIP employs a quantitative approach to determine whether a company's share price reflects its perceived value. A security will be sold if TIP believes it has reached its full valuation, the security experiences an unexpected deterioration in fundamentals, to adhere to investment guidelines or risk parameters or if TIP believes another security has a greater risk/reward profile. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium and smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the
Russell Midcap Index's capitalization range generally are not as broadly traded as those of companies with larger capitalizations, and they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MID CAP FUND - CLASS Y TOTAL RETURNS AS OF DECEMBER 31

Best Quarter:   3rd Quarter 2009 +19.68%
Worst Quarter:  4th Quarter 2008 -23.34%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class Y after-tax returns. The Class A shares and
Class C shares inception date is May 14, 2007 and the Class Z shares inception date is April 24, 2006. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007 and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006. Performance for these periods has been restated to reflect the impact of the Class A, Class C and Class Z fees and expenses, as applicable.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE MID CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 1000 GROWTH INDEX	RUSSELL MIDCAP INDEX (reflects no deductions for fees, expenses or taxes)	25.48%	4.66%	11.47%	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class Y	CLASS Y Return Before Taxes	23.04%	0.45%	9.68%	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class Y After Taxes on Distributions	CLASS Y Return After Taxes on Distributions	22.99%	0.29%	8.26%	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class Y After Taxes on Distributions and Sales	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	15.03%	0.33%	7.77%	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class Z	CLASS Z Return Before Taxes	22.68%	0.18%	(2.90%)	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class A	CLASS A Return Before Taxes	16.03%	(0.86%)	(7.40%)	Jan 2, 2003
TOUCHSTONE MID CAP FUND - Class C	CLASS C Return Before Taxes	21.72%	(0.24%)	(6.34%)	Jan 2, 2003

TOUCHSTONE PREMIUM YIELD EQUITY FUND
TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Premium Yield Equity Fund seeks long-term growth of capital and high current income.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE PREMIUM YIELD EQUITY FUND (USD $)	TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A	TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C	TOUCHSTONE PREMIUM YIELD EQUITY FUND - Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	(15)	(15)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE PREMIUM YIELD EQUITY FUND		TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A	TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C	TOUCHSTONE PREMIUM YIELD EQUITY FUND - Class Y
Management Fees		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.45%	0.53%	0.83%
Total Annual Fund Operating Expenses		1.40%	2.23%	1.53%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)	(0.28%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	0.95%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE PREMIUM YIELD EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A	690	974	1,279	2,142
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C	301	670	1,169	2,543
TOUCHSTONE PREMIUM YIELD EQUITY FUND - Class Y	97	426	779	1,774

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE PREMIUM YIELD EQUITY FUND TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C	198	670	1,169	2,543

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Premium Yield Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, equity securities include common stock, preferred stock, convertible bonds and warrants. The Fund focuses on dividend-paying equity securities of U.S.
companies and foreign companies that the sub-advisor, Miller/Howard Investments
Inc. ("Miller/Howard"), believes possess attractive long-term return potential primarily due to lower than average valuations and an improving business outlook. The Fund may invest up to 40% of its assets in both sponsored and unsponsored ADRs and other foreign receipts, including emerging market securities.

Miller/Howard's investment process begins with quantitative screens that seek to identify stocks with above-average dividend yield plus a consistent history of dividend growth that offer high financial strength and solid appreciation potential. Miller/Howard also employs certain social and environmental screens.
The portfolio management team generates a focus list of stocks through a combination of additional screens and fundamental research. Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, and/or market dominance. Attention to diversification across economic sectors is also emphasized. An attempt is made to find stocks that are supported by Miller/Howard's general view of the economy and its sectors, though bottom-up stock selection is of primary importance.

Potential investments are thoroughly researched and analyzed. This includes evaluation of the dividend payment stream, discussions with company management, a comprehensive Socially Responsible Investing ("SRI") profile and assessments of the financial strength of the company. Stocks from all sectors of the market are considered for inclusion in the portfolio in an effort to provide diversification. Finally, technical analysis is used to attempt to identify optimal times for purchases and sales.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term growth of capital, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Real estate investment trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole.
Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Foreign receipts, which include American Depositary Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored"
or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. ADRs are subject to many of the same risks associated with foreign securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow
Jones US Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

PREMIUM YIELD EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   3rd Quarter 2009 13.77%
Worst Quarter:  4th Quarter 2008 -25.99%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns. The Class Y shares inception date is August 12, 2008. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from
December 3, 2007 to August 12, 2008.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE PREMIUM YIELD EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 3000 VALUE INDEX	RUSSELL 3000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)	16.23%	(4.11%)	Dec 3, 2007
DOW JONE US SELECT DIVIDEND INDEX	DOW JONES US SELECT DIVIDEND INDEX (reflects no deductions for fees, expenses or taxes)	18.32%	(4.10%)	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A	CLASS A Return Before Taxes	4.20%	(10.07%)	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	3.70%	(10.68%)	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	3.31%	(8.54%)	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C	CLASS C Return Before Taxes	9.82%	(8.97%)	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND - Class Y	CLASS Y Return Before Taxes	10.87%	(4.39%)	Dec 3, 2007

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Sands Capital Select Growth Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (USD $)	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Y	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class A	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	none	none	1.00%
Wire Redemption Fee	none	(15)	(15)	(15)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND		TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Y	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class A	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class C
Management Fees	[1]	0.97%	0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees		none	none	0.25%	1.00%
Shareholder Service Fees		none	0.25%	none	none
Other Expenses	[2][3]	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.28%	1.53%	1.53%	2.28%
Fee Waiver and/or Expense Reimbursement		(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.22%	1.47%	1.47%	2.22%
[1]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index ( the "Benchmark Index"), and this fee may range from 0.55% to 1 .00% depending on the Fund's performance and assets. See "The Funds' Management" section of the Fund's prospectus for additional information.
[2]	"Other Expenses" for Class A shares and Class C shares are based on estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit other expenses to 0.25% for each Class of shares. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Y	124	400	696	1,540
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z	150	477	829	1,818
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class A	716	1,025	1,356	2,289
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class C	328	707	1,215	2,611

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class C	225	707	1,215	2,611

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Sands Capital Select Growth Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted average market capitalization of these companies is generally in excess of  $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than  $2 billion. The Fund will typically own between 25 and 30 stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria or when the issues causing such problems are not solvable within an acceptable time frame.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in value in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that its primary market segment, investments in growing companies that have market capitalizations in excess of  $2 billion, may underperform other market segments or the equity markets as a whole. A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

Under certain market conditions, the Fund may invest in small and medium capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, these stocks may be more volatile than stocks of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SANDS CAPITAL SELECT GROWTH FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   4th Quarter 2001 +28.63%
Worst Quarter:  4th Quarter 2008 -30.93%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class Z after-tax returns. The Class A shares and the
Class C shares inception date is November 15, 2010. The Class A shares and the
Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Class Y shares inception date is August 27, 2004. The Class Y shares performance was calculated using the historical performance of the Class Z shares for the period from
August 11, 2000 to August 27, 2004.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
RUSSELL 1000 GROWTH INDEX	RUSSELL 1000 GROWTH INDEX (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Y	CLASS Y Return Before Taxes	25.40%	4.05%	2.92%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z	CLASS Z Return Before Taxes	25.13%	3.79%	2.75%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z After Taxes on Distributions	CLASS Z Return After Taxes on Distributions	25.13%	3.79%	2.75%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z After Taxes on Distributions and Sales	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares	16.33%	3.26%	2.38%

TOUCHSTONE SHORT DURATION FIXED INCOME FUND
TOUCHSTONE SHORT DURATION FIXED INCOME FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE SHORT DURATION FIXED INCOME FUND (USD $)	TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z	TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Y
Wire Redemption Fee	(15)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE SHORT DURATION FIXED INCOME FUND		TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z	TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Y
Management Fees		0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	none
Shareholder Service Fees		0.25%	none
Other Expenses		0.54%	3.73%
Total Annual Fund Operating Expenses		1.04%	3.98%
Fee Waiver and/or Expense Reimbursement	[1]	(0.30%)	(3.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%	0.49%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.49% and 0.74% for Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE SHORT DURATION FIXED INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z	76	301	545	1,244
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Y	50	891	1,748	3,970

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, and asset-backed securities and repurchase agreements. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The
Fund invests only in investment grade debt securities and does not invest in non-investment grade (e.g. "high yield") securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Longfellow Investment Management Co. ("Longfellow").

In selecting investments for the Fund, the sub-advisor, Longfellow, chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. While the Fund may invest in securities of any maturity, Longfellow seeks to maintain an effective duration for the Fund between one and three years under normal market conditions. A sector or security holding may be reduced if it becomes overvalued or if there is a change in the underlying fundamentals. Longfellow may sell a security if another security is more attractive.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk
(issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Lower rated securities are often more volatile than higher rated securities.
Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status (as defined above), which would increase the risk of holding these securities.
Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and the
Government National Mortgage Association ("GNMA") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and who seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S.
Treasury Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   3rd Quarter 2001 +2.95%
Worst Quarter:  2nd Quarter 2004 -0.75%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Class Y shares inception date is May 4, 2009. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from January 1, 2001 to May 4, 2009.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE SHORT DURATION FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BARCLAYS CAPITAL 1-3 YEAR U.S. TREASURY INDEX	BARCLAYS CAPITAL 1-3 YEAR U.S. TREASURY INDEX (reflects no deductions for fees, expenses or taxes)	2.40%	4.19%	3.95%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z	CLASS Z Return Before Taxes	2.71%	4.18%	3.84%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z After Taxes on Distributions	CLASS Z Return After Taxes on Distributions	1.57%	2.76%	2.42%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z After Taxes on Distributions and Sales	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares	1.75%	2.73%	2.43%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Y	CLASS Y Return Before Taxes	2.96%	4.46%	4.10%

TOUCHSTONE INTERMEDIATE FIXED INCOME FUND
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Intermediate Fixed Income Fund seeks high current income consistent with reasonable risk to capital.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (USD $)	TOUCHSTONE INTERMEDIATE FIXED INCOME FUND TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares
Wire Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		TOUCHSTONE INTERMEDIATE FIXED INCOME FUND TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		0.29%
Total Annual Fund Operating Expenses		0.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.40%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.40%. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares	41	192	355	831

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Intermediate Fixed Income Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities of U.S issuers. This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Milne LLC d/b/a JKMilne Asset Management
("JKMilne"), to be of comparable quality.

In selecting investments for the Fund, JKMilne chooses fixed income securities of issuers that it believes will offer attractive income and/or capital appreciation potential with a reasonable level of risk. JKMilne invests in fixed income obligations of different issuers (as described above), maturities and structures depending on its current assessment of the relative valuations of the sectors in which the Fund invests. In assessing the relative valuations of these sectors, JKMilne generally considers whether the securities included within a sector are selling at a discount to JKMilne's estimate of their intrinsic value.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will typically be between two and five years. JKMilne generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments.

Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities. Ratings represent the
NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Because the Fund will typically be expected to have an effective duration between two and five years, the value of your investment in the Fund would be expected to fall by a corresponding percentage for every 1% increase in interest rates. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal
National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who want exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S.
Government/Credit Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

INTERMEDIATE FIXED INCOME FUND - INSTITUTIONAL SHARES TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   4th Quarter 2008 +4.75%
Worst Quarter:  3rd Quarter 2008 -5.24%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns TOUCHSTONE INTERMEDIATE FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/ CREDIT INDEX	BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX (reflects no deductions for fees, expenses or taxes)	5.89%	5.53%	5.51%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares	INSTITUTIONAL SHARES Return Before Taxes	5.79%	2.41%	3.72%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares After Taxes on Distributions	INSTITUTIONAL SHARES Return After Taxes on Distributions	4.76%	1.03%	2.08%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares After Taxes on Distributions and Sales	INSTITUTIONAL SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.76%	1.25%	2.24%

TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE SMALL CAP VALUE FUND
TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value
Opportunities Fund) seeks long-term capital growth.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees TOUCHSTONE SMALL CAP VALUE FUND (USD $)	TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z	TOUCHSTONE SMALL CAP VALUE FUND - Class A	TOUCHSTONE SMALL CAP VALUE FUND - Class C	TOUCHSTONE SMALL CAP VALUE FUND - Class Y	TOUCHSTONE SMALL CAP VALUE FUND - Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	none	1.00%	none	none
Wire Redemption Fee	(15)	(15)	(15)	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses TOUCHSTONE SMALL CAP VALUE FUND		TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z	TOUCHSTONE SMALL CAP VALUE FUND - Class A	TOUCHSTONE SMALL CAP VALUE FUND - Class C	TOUCHSTONE SMALL CAP VALUE FUND - Class Y	TOUCHSTONE SMALL CAP VALUE FUND - Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%	none	none
Shareholder Service Fees		0.25%	none	none	none	none
Other Expenses	[1]	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses		1.73%	1.73%	2.48%	1.48%	1.48%
Fee Waiver and/or Expense Reimbursement	[2]	(0.23%)	(0.30%)	(0.30%)	(0.30%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.43%	2.18%	1.18%	1.03%
[1]	"Other Expenses" for all share classes except Class Z are based on estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18%, 1.03% and 1.50% for Class A shares, Class C shares, Class Y shares, Institutional shares and Class Z shares, respectively. These expense limitations will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE SMALL CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z	153	523	917	2,022
TOUCHSTONE SMALL CAP VALUE FUND - Class A	712	1,061	1,433	2,475
TOUCHSTONE SMALL CAP VALUE FUND - Class C	324	744	1,294	2,793
TOUCHSTONE SMALL CAP VALUE FUND - Class Y	120	438	779	1,743
TOUCHSTONE SMALL CAP VALUE FUND - Institutional	105	424	765	1,730

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SMALL CAP VALUE FUND TOUCHSTONE SMALL CAP VALUE FUND - Class C	221	744	1,294	2,793

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the
Fund, a small capitalization company has a market capitalization of no more than
 $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital growth, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole.
Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, micro-capitalization companies are substantially riskier than investments in larger, more established companies.
The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and
Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SMALL CAP VALUE FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   2nd Quarter 2003 +18.97%
Worst Quarter:  4th Quarter 2008 -24.10%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE SMALL CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RUSSELL 2000 INDEX	RUSSELL 2000 INDEX (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	7.14%	Mar 4, 2002
RUSSELL 2000 VALUE INDEX	RUSSELL 2000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	7.54%	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z	Return Before Taxes	25.82%	1.79%	9.55%	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z After Taxes on Distributions	Return After Taxes on Distributions	25.76%	1.28%	8.77%	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.86%	1.40%	8.11%	Mar 4, 2002

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (USD $)	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z
Wire Redemption Fee	(15)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		none
Shareholder Service Fees		0.25%
Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver and/or Expense Reimbursement	[2]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.72%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE.
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z	74	256	454	1,026

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. "high yield") debt securities. Investment grade debt securities are those having a rating of
BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration,
Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

THE PRINCIPAL RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk
(issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Lower rated securities are often more volatile than higher rated securities. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and
Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average maturity of the
Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Under all repurchase agreements entered into by the Fund, the Funds' Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.
Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index. The bar
chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   1st Quarter 2001 +2.02%
Worst Quarter:  3rd Quarter 2008 -0.24%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BOA MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX	BOA MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX (reflects no deductions for fees, expenses or taxes)	0.13%	2.43%	2.38%
BOA MERRILL LYNCH 1-YEAR TREASURY NOTE INDEX	BOA MERRILL LYNCH 1-YEAR TREASURY NOTE INDEX (reflects no deductions for fees, expenses or taxes)	0.83%	3.31%	3.16%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z	CLASS Z Return Before Taxes	1.75%	3.11%	3.00%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z After Taxes on Distributions	CLASS Z Return After Taxes on Distributions	0.99%	1.71%	1.75%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z After Taxes on Distributions and Sales	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares	1.14%	1.84%	1.82%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
ProspectusDate	rr_ProspectusDate	Jan 28, 2011
Touchstone Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CAPITAL APPRECIATION FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUNDS INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Capital Appreciation Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Capital Appreciation Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies that the
Sub-Advisor, Farr, Miller & Washington, LLC ("FMW"), believes are trading at attractive valuations. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Index (between  $1.3 billion and  $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

FMW identifies potential new investments through the use of quantitative screens and qualitative input from the portfolio management team. FMW seeks to identify companies that exhibit a history of consistently high earnings and/or sales growth, high returns on invested capital, and attractive valuation. In evaluating and selecting potential investments for the Fund, FMW conducts in-depth research and analysis of potential new investments in an effort to find leading companies that FMW believes are operating in attractive industries; that have a long-term, stable track record of growing sales and earnings; that have strong balance sheets; that generate high returns on invested capital and strong free cash flow; and that trade at reasonable valuations. The Fund will hold approximately 30 to 40 securities. FMW will generally sell a company for the following reasons: excessive valuation, lack of confidence in the management team, a change in the original investment thesis or deterioration in the fundamentals.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P
500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	CAPITAL APPRECIATION FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  4th Quarter 2010 8.88%   Worst Quarter:  2nd Quarter 2010 -12.40%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,680
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,068
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P 500 Index.
Annual Return 2010	rr_AnnualReturn2010	7.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCACX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,490
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,253
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCAYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,074
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,456
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | Touchstone Capital Appreciation Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,192
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | RUSSELL 1000 GROWTH INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Capital Appreciation Fund | S & P 500 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CORE PLUS FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Core Plus Fixed Income Fund seeks current income. Capital appreciation is a secondary goal.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Core Plus Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, structured notes, and foreign government debt obligations. U.S. and foreign government obligations include direct government obligations and those of government agencies and instrumentalities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. and foreign corporations. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Bradford & Marzec LLC ("Bradford & Marzec"), to be of comparable quality. The Fund may purchase foreign government securities of both developed and emerging market countries. The Fund will generally invest at least 80% of its total assets in investment-grade debt securities including sovereign debt obligations of developed countries, but may invest up to 20% of its total assets in non-investment grade debt securities, which are sometimes referred to as "junk bonds", including government securities of emerging market countries and non-investment grade corporate bonds. The Fund may invest up to
20% of its assets in securities denominated in a foreign currency.

In selecting investments for the Fund, Bradford & Marzec establishes target weights for each fixed income sector described above. In assessing the relative valuations of these sectors, Bradford & Marzec generally considers whether the securities included within a sector are selling at a discount to Bradford &
Marzec's estimate of their intrinsic value. Once sector weights are established,
Bradford & Marzec selects fixed income securities within each sector that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund will generally hold over 200 securities and seeks to be diversified according to issuer, sector, and structure. Bradford &
Marzec generally sells a security when it reaches a target price or target yield spread relative to U.S. Treasury securities, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. The Fund may also invest in zero coupon securities. Under normal circumstances, the Fund's effective duration will typically be within 25% (plus or minus) of the effective duration of the Fund's benchmark, the Barclays Capital Aggregate Index, which as of December 31, 2010, was 4.98.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments and the risk that the market value of the security can fluctuate dramatically. Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating
Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal
National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments;
fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it t, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-investment grade debt securities are sometimes referred to as "junk bonds"
and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

The Fund may invest in derivatives, such as futures, options or swap contracts, to pursue its investment objective. The use of such derivatives may expose the
Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject. The Fund may use derivates to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.
 risk, and for certain other purposes consistent with its investment strategy.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Barclays Capital Aggregate Bond Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	569
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,253
Annual Return 2010	rr_AnnualReturn2010	7.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,628
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,600
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | Touchstone Core Plus Fixed Income Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPNX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,447
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Core Plus Fixed Income Fund | BARCLAYS CAPITAL AGGREGATE BOND INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL AGGREGATE BOND INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE EMERGING MARKETS EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Emerging Markets Equity Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Emerging Markets Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o     That is included in the Morgan Stanley Capital International ("MSCI")
      Emerging Markets Index;

o     That is considered by the Sub-Advisor, AGF Investments America Inc.
      ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index; or

o     Whose economic activity and capital markets are dependent on emerging market countries. Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries. AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time. In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations. The Fund generally holds 70 to 90 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country. The
Fund's weight in any individual country is limited to 20% at purchase. AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	EMERGING MARKETS EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 18.39%   Worst Quarter:  2nd Quarter 2010 -7.19%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,993
Annual Return 2010	rr_AnnualReturn2010	17.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	357
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,538
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,292
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	605
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | Touchstone Emerging Markets Equity Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,040
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Emerging Markets Equity Fund | MSCI EMERGING MARKETS INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EMERGING MARKETS INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE GLOBAL EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Global Equity Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Global Equity Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund will invest significantly (generally 40% or more of the Fund's assets) in equity securities of companies domiciled outside the U.S. or with significant business operations (defined as companies with at least 40% of revenue, assets, income or expenditure outside the U.S) and/or assets outside the U.S.

The Fund will invest in equity securities of companies without regard to market capitalization that the Sub-Advisor, Bedlam Asset Management PLC ("Bedlam"),
believes are attractively priced in consideration of their growth prospects. For each company considered for inclusion in the Fund, Bedlam assesses the current and expected future fundamentals of the company's industry and sector; evaluates the company's financial statements and its earnings quality; identifies the key drivers of the company's earnings and cash flow; and develops proprietary forecasts of the company's earnings and free cash flow. Bedlam requires a company's expected free cash flow yield or earnings yield over the subsequent two years to be at least 20% greater than Bedlam's estimate of the company's cost of equity capital. The Fund will generally invest in at least eight countries and will hold approximately 30 to 50 securities. Bedlam generally sells a security when it reaches its fair value estimate as determined by
Bedlam, when earnings forecasts do not justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals or the sector fundamentals, or when other opportunities appear more attractive.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include American Depositary Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored"
or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	GLOBAL EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 12.82%   Worst Quarter:  2nd Quarter 2010 -8.35%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,448
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,211
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,201
Annual Return 2010	rr_AnnualReturn2010	13.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGECX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,102
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,004
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,102
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,315
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,521
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | Touchstone Global Equity Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,278
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Equity Fund | MSCI ALL COUNTRY WORLD INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ALL COUNTRY WORLD INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE GLOBAL REAL ESTATE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Global Real Estate Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Global Real Estate Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts ("REITs") and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate. The Fund will invest significantly (generally 40% or more of the Fund's assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or aforementioned real estate activities outside the U.S.

The Fund's sub-advisor, Cornerstone Real Estate Advisers LLC ("Cornerstone"),
employs a fundamental, research-driven investment process. Cornerstone considers the following factors in selecting real estate equity securities for the Fund:

o     Environmental factors that affect real estate such as the macroeconomic environment, cost of capital, investor sentiment for real estate securities, and the fundamental health of global real estate markets.

o     Company-specific factors such as valuation, company's management team, competitive strategy, positioning of the real estate portfolio, capital position and access to capital markets, and financial management.

o     Real estate, financial markets, and company-specific risks such as management risk (i.e., depth of management and alignment with shareholders), corporate governance, real estate portfolio risk (including location, age and condition of properties), property development risk, property income risk, debt profile, and equity liquidity risk (i.e., the ability to trade the security without materially affecting the price).

After identifying attractive securities for potential inclusion in the Fund,
Cornerstone constructs a portfolio generally consisting of 65 to 95 securities.
Cornerstone will generally sell a security when its prospects for capital appreciation have diminished, when it reaches fair value, or when another investment option is more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund concentrates its investments in the real estate industry.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

Since the Fund's investments are concentrated in the real estate industry, they are subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be impacted by market conditions, legislative or regulatory changes, or competition.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates, competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

The securities of issuers that own, construct, manage or sell commercial real estate (e.g. shopping malls) or industrial real estate (e.g. office buildings)
may be affected by economic conditions, generally, and specifically by changes in real estate values and property taxes, overbuilding, variations in rental income and vacancy rates in terms of supply and demand, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.  fund.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global real estate investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index. The bar chart does not reflect any sales charges, which would reduce your return.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	GLOBAL REAL ESTATE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 18.76%    Worst Quarter: 2nd Quarter 2010 -7.99%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.88%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,587
Annual Return 2010	rr_AnnualReturn2010	19.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.46%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,167
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,125
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,553
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,662
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,718
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | Touchstone Global Real Estate Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,537
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,471
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Global Real Estate Fund | FTSE ERPA/ NAREIT DEVELOPED INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE ERPA/NAREIT DEVELOPED INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone International Fixed Income Fund seeks total return.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone International Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities of issuers located outside the
United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of debt obligations of developed and emerging market governments, their agencies and instrumentalities, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, and debt securities that are convertible into common or preferred stock. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated BBB- or higher by
Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors
Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, GAM International Management Limited ("GAM International"), to be
of comparable quality. The Fund may invest in securities denominated in U.S.
dollars or a foreign currency.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities. The Fund may invest up to 10% of its total assets in debt obligations of emerging market governments, their agencies and instrumentalities. The Fund may invest in forward currency contracts in order to achieve its goals. Forward currency contracts may be used to hedge currency exposure of the Fund's fixed income securities and they may be used to invest in a currency that GAM International expects to appreciate relative to another currency.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances. In selecting the Fund's target fixed income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value. Once country, currency, and sector weights are established, GAM
International selects fixed income securities within each sector and country that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. GAM International generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will be within two years (plus or minus) of the effective duration of the Fund's benchmark, the Citigroup World
Government Bond Index ex-U.S., which as of December 31, 2010 was 6.8.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments. Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating
Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-investment grade debt securities are sometimes referred to as "junk bonds"
and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward currency contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

The Fund may invest in derivatives, such as futures, options, or swap contracts, to pursue its investment objective. The use of such derivatives may expose the
Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject. The Fund may use derivates to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments;
fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country, which could substantially delay or defeat any recovery.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking total return who can withstand the share price volatility of international fixed income investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index
ex-U.S. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index ex-U.S.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	INTERNATIONAL FIXED INCOME FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 11.17%   Worst Quarter:  4th Quarter 2010 -1.59%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,058
Annual Return 2010	rr_AnnualReturn2010	13.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,544
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	854
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,544
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,385
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,720
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | Touchstone International Fixed Income Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,875
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone International Fixed Income Fund | CITIGROUP WORLD GOVERNMENT BOND INDEX EX- U.S.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CITIGROUP WORLD GOVERNMENT BOND INDEX EX-U.S. (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE LARGE CAP RELATIVE VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Large Cap Relative Value Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Large Cap Relative Value Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Value Index (between  $1.3 billion and  $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Value Index will change with market conditions.

The Sub-Advisor, EARNEST Partners LLC ("EARNEST Partners") employs an investment style that seeks to outperform the Russell 1000 Value Index while attempting to control volatility and risk. In the first step of the investment process,
EARNEST Partners screens the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. This process seeks to identify the financial and market characteristics, including valuation measures, market trends, operating trends, growth measures, and profitability measures that have been in place when an individual company has produced outstanding performance. In the second step of the investment process, an investment thesis is developed and tested for certain companies identified in the first step. The test generally includes conversations with the company's management team and industry specialists, review of the company's financial reports, analysis of industry and company-specific studies, and independent field research. In the final step of the investment process, EARNEST Partners constructs a portfolio of approximately
50 stocks that EARNEST Partners believes are expected to collectively have the best potential for capital appreciation and are expected to mitigate downside risk. EARNEST Partners will generally sell a stock if the company's prospects deteriorate, or if it identifies another stock expected to have superior return and risk characteristics.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide capital appreciation, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	LARGE CAP RELATIVE VALUE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  4th Quarter 2010 13.17%  Worst Quarter:  2nd Quarter 2010 -12.73%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.03%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,995
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,762
Annual Return 2010	rr_AnnualReturn2010	17.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.73%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,758
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	968
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,758
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,828
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | Touchstone Large Cap Relative Value Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,168
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,688
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Large Cap Relative Value Fund | RUSSELL 1000 VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 377% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	377.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor,
Aronson Johnson Ortiz, LP ("AJO").

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies,
ADRs, gold stocks, or funds). AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company. The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk.
AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk. Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.
AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Historically, the equity markets have moved in cycles.
The value of the Fund's equity securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the
Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. The Fund may short up to
100% of the long portfolio market value.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	MARKET NEUTRAL EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  2nd Quarter 2010 1.35%    Worst Quarter:  1st Quarter 2010 -3.88%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

Touchstone Market Neutral Equity Fund | Touchstone Market Neutral Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.19%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.39%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,271
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,309
Annual Return 2010	rr_AnnualReturn2010	(3.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund | Touchstone Market Neutral Equity Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund | Touchstone Market Neutral Equity Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund | Touchstone Market Neutral Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSECX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.04%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,089
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,154
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,089
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,469
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund | Touchstone Market Neutral Equity Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,532
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Market Neutral Equity Fund | CITIGROUP 3-MONTH TREASURY BILL INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CITIGROUP 3-MONTH TREASURY BILL INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Mid Cap Value Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Mid Cap Value Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between
 $1.3 billion and  $14.1 billion at the time of its most recent reconstitution on
May 31, 2010) at the time of purchase. The size of the companies in the Russell
Mid Cap Index will change with market conditions.

The Sub-Advisor, Lee Munder Capital Group, LLC ("LMCG") employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid cap securities. In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company's competitive strategy and its current market position. LMCG generally limits the Fund's weight in a sector to 10% over or under the sector's weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%. The Fund will hold approximately 60 to 80 securities. LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.
The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium cap company stocks may be more volatile than stocks of larger companies.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of mid cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell MidCap Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell MidCap Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	MID CAP VALUE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  4th Quarter 2010 12.88%   Worst Quarter:  2nd Quarter 2010 -8.85%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,833
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,833
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,973
Annual Return 2010	rr_AnnualReturn2010	26.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,345
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,311
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,946
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,646
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | Touchstone Mid Cap Value Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Mid Cap Value Fund | RUSSELL MIDCAP VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP VALUE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP CORE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Small Cap Core Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Small Cap Core Fund invests, under normal conditions, at least
80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000 Index
(between  $112 million and  $2.2 billion at the time of its most recent reconstitution on May 31, 2010), the S&P SmallCap 600 Index (between  $1 million and  $2.12 billion at the time of its most recent reconstitution on March 31,
2010), or the Dow Jones U.S. Small Cap Total Stock Market Index (between  $21 million and  $4.1 billion at the time of its most recent reconstitution on June
30, 2010) at the time of purchase. The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company ("TLC"),
seeks to purchase financially stable small-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC's small-cap philosophy include:
(1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold approximately 30 to 40 securities. TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process. The firm screens a small cap index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield, and return on equity. The team seeks companies that are trading at 30-40% discount to intrinsic value. TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders' interests. TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	SMALL CAP CORE FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 14.03%
Worst Quarter: 2nd Quarter 2010 -11.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,352
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,298
Annual Return 2010	rr_AnnualReturn2010	21.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,869
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,869
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,560
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | Touchstone Small Cap Core Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,557
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Small Cap Core Fund | RUSSELL 2000 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Touchstone Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE FOCUSED EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Focused Equity Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Focused Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Equity securities include common stock, preferred stock, convertible bonds and warrants. The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

      o     Are trading below its estimate of the companies' intrinsic value;
            and

      o     Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 20 to 30 securities with residual cash and equivalents expected to be less than 10% of the Fund's net assets. The Fund can, at times, hold fewer securities and a higher amount of cash and equivalents when
Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts ("ADRs"). The Fund may also invest in securities of emerging market countries.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.
These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the
Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Foreign receipts, which include ADRs, Global Depositary Receipts ("GDRs") and
Ordinary Shares, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the
"Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	he bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	FOCUSED EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  3rd Quarter 2010 14.32% Worst Quarter: 2nd Quarter 2010 -12.44%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,527
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,857
Annual Return 2010	rr_AnnualReturn2010	20.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFECX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.50%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,319
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,429
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,319
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,429
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,159
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.67%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,039
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,506
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | Touchstone Focused Equity Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.86%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,653
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,737
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Touchstone Focused Equity Fund | RUSSELL 3000 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 3000 INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Healthcare and Biotechnology Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Healthcare and Biotechnology Fund invests, under normal market conditions, at least 80% of its assets in common stocks of healthcare and biotechnology companies that are traded in the U.S. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund concentrates its investments in the healthcare and biotechnology industries. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of healthcare facilities, and the companies that support the production, manufacturing, sale and/or distribution of medicines, medical supplies, medical services and other healthcare-related products and services. Biotechnology companies are those that engage in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or
provide processes or services instead of, or in addition to, products. To determine whether a potential investment is doing business in the healthcare or biotechnology sectors, the sub-advisor, Turner Investment Partners, Inc.
("TIP"), generally considers whether (i) the company earns at least 50% of its gross income from the healthcare or biotechnology sectors; (ii) at least 50% of its assets are devoted to producing revenues from the healthcare or biotechnology sectors; or (iii) the company is listed within the Healthcare
Company sector universe maintained by Frank Russell & Co.

While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

TIP pursues a bottom-up approach that emphasizes fundamental research analysis to find growth companies that it believes have superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. TIP generally considers selling a security when it detects a deterioration in the company's earnings potential or when other opportunities appear more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

Since the Fund's investments are concentrated in the healthcare and biotechnology industries, they are subject to the risk that these industries will underperform the broader market, as well as the risk that issuers in these industries will be impacted by market conditions, legislative or regulatory changes, or competition. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company's market value and/or share price.

The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

The Fund invests in companies that TIP believes have strong earnings growth potential. TIP's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the
Fund to underperform funds that also seek capital appreciation but use different approaches to the security selection process.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of focused equity investing, and who seek exposure to the healthcare and biotechnology industries.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the S&P 500 Healthcare Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the S&P 500 Healthcare Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2nd Quarter 2003 +12.52%
Worst Quarter:  4th Quarter 2008 -20.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns. The Class C inception date is November 20, 2006. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from February 28,
2001 to November 20, 2006. Performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND | TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,603
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,852
Annual Return 2002	rr_AnnualReturn2002	(19.98%)
Annual Return 2003	rr_AnnualReturn2003	38.09%
Annual Return 2004	rr_AnnualReturn2004	12.52%
Annual Return 2005	rr_AnnualReturn2005	12.75%
Annual Return 2006	rr_AnnualReturn2006	0.21%
Annual Return 2007	rr_AnnualReturn2007	25.51%
Annual Return 2008	rr_AnnualReturn2008	(30.44%)
Annual Return 2009	rr_AnnualReturn2009	11.05%
Annual Return 2010	rr_AnnualReturn2010	7.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND | TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND | TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.59%
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND | TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,459
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	906
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,459
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND | S & P 500 HEALTHCARE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S & P 500 HEALTHCARE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TOUCHSTONE MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Mid Cap Fund seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Mid Cap Fund invests, under normal market conditions, at least
80% of its assets in common stocks of medium capitalization U.S. listed companies that the sub-advisor, Turner Investment Partners, Inc. ("TIP"), believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company is one that has a market capitalization found within the Russell Midcap Index (between  $1.3 billion and  $14.1 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase.
The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes can generate and sustain long-term growth. TIP employs a quantitative approach to determine whether a company's share price reflects its perceived value. A security will be sold if TIP believes it has reached its full valuation, the security experiences an unexpected deterioration in fundamentals, to adhere to investment guidelines or risk parameters or if TIP believes another security has a greater risk/reward profile. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium and smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the
Russell Midcap Index's capitalization range generally are not as broadly traded as those of companies with larger capitalizations, and they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	MID CAP FUND - CLASS Y TOTAL RETURNS AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   3rd Quarter 2009 +19.68%
Worst Quarter:  4th Quarter 2008 -23.34%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class Y after-tax returns. The Class A shares and
Class C shares inception date is May 14, 2007 and the Class Z shares inception date is April 24, 2006. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007 and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006. Performance for these periods has been restated to reflect the impact of the Class A, Class C and Class Z fees and expenses, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCPX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Annual Return 2004	rr_AnnualReturn2004	21.77%
Annual Return 2005	rr_AnnualReturn2005	19.88%
Annual Return 2006	rr_AnnualReturn2006	12.52%
Annual Return 2007	rr_AnnualReturn2007	8.87%
Annual Return 2008	rr_AnnualReturn2008	(42.01%)
Annual Return 2009	rr_AnnualReturn2009	17.02%
Annual Return 2010	rr_AnnualReturn2010	23.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,399
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,851
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,448
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | TOUCHSTONE MID CAP FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCJX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.61%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,145
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,099
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,145
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,520
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.34%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND | RUSSELL 1000 GROWTH INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE PREMIUM YIELD EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Premium Yield Equity Fund seeks long-term growth of capital and high current income.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Premium Yield Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, equity securities include common stock, preferred stock, convertible bonds and warrants. The Fund focuses on dividend-paying equity securities of U.S.
companies and foreign companies that the sub-advisor, Miller/Howard Investments
Inc. ("Miller/Howard"), believes possess attractive long-term return potential primarily due to lower than average valuations and an improving business outlook. The Fund may invest up to 40% of its assets in both sponsored and unsponsored ADRs and other foreign receipts, including emerging market securities.

Miller/Howard's investment process begins with quantitative screens that seek to identify stocks with above-average dividend yield plus a consistent history of dividend growth that offer high financial strength and solid appreciation potential. Miller/Howard also employs certain social and environmental screens.
The portfolio management team generates a focus list of stocks through a combination of additional screens and fundamental research. Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, and/or market dominance. Attention to diversification across economic sectors is also emphasized. An attempt is made to find stocks that are supported by Miller/Howard's general view of the economy and its sectors, though bottom-up stock selection is of primary importance.

Potential investments are thoroughly researched and analyzed. This includes evaluation of the dividend payment stream, discussions with company management, a comprehensive Socially Responsible Investing ("SRI") profile and assessments of the financial strength of the company. Stocks from all sectors of the market are considered for inclusion in the portfolio in an effort to provide diversification. Finally, technical analysis is used to attempt to identify optimal times for purchases and sales.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term growth of capital, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Real estate investment trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole.
Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Foreign receipts, which include American Depositary Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored"
or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. ADRs are subject to many of the same risks associated with foreign securities.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the
Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow
Jones US Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow Jones US Select Dividend Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	PREMIUM YIELD EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   3rd Quarter 2009 13.77%
Worst Quarter:  4th Quarter 2008 -25.99%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class A after-tax returns. The Class Y shares inception date is August 12, 2008. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from
December 3, 2007 to August 12, 2008.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE PREMIUM YIELD EQUITY FUND | TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,142
Annual Return 2008	rr_AnnualReturn2008	(41.38%)
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.68%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | TOUCHSTONE PREMIUM YIELD EQUITY FUND - CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | TOUCHSTONE PREMIUM YIELD EQUITY FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,774
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | RUSSELL 3000 VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 3000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND | DOW JONE US SELECT DIVIDEND INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	DOW JONES US SELECT DIVIDEND INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Sands Capital Select Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Sands Capital Select Growth Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted average market capitalization of these companies is generally in excess of  $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than  $2 billion. The Fund will typically own between 25 and 30 stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria or when the issues causing such problems are not solvable within an acceptable time frame.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in value in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that its primary market segment, investments in growing companies that have market capitalizations in excess of  $2 billion, may underperform other market segments or the equity markets as a whole. A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

Under certain market conditions, the Fund may invest in small and medium capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, these stocks may be more volatile than stocks of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	SANDS CAPITAL SELECT GROWTH FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   4th Quarter 2001 +28.63%
Worst Quarter:  4th Quarter 2008 -30.93%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the
Fund will differ from the Class Z after-tax returns. The Class A shares and the
Class C shares inception date is November 15, 2010. The Class A shares and the
Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Class Y shares inception date is August 27, 2004. The Class Y shares performance was calculated using the historical performance of the Class Z shares for the period from
August 11, 2000 to August 27, 2004.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.97%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[17],[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,540
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.97%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[17],[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Annual Return 2001	rr_AnnualReturn2001	(15.20%)
Annual Return 2002	rr_AnnualReturn2002	(28.13%)
Annual Return 2003	rr_AnnualReturn2003	36.99%
Annual Return 2004	rr_AnnualReturn2004	19.00%
Annual Return 2005	rr_AnnualReturn2005	9.63%
Annual Return 2006	rr_AnnualReturn2006	(6.50%)
Annual Return 2007	rr_AnnualReturn2007	18.53%
Annual Return 2008	rr_AnnualReturn2008	(49.08%)
Annual Return 2009	rr_AnnualReturn2009	70.58%
Annual Return 2010	rr_AnnualReturn2010	25.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.97%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[17],[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,289
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.97%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[17],[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,611
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,611
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | RUSSELL 1000 GROWTH INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SHORT DURATION FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, and asset-backed securities and repurchase agreements. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The
Fund invests only in investment grade debt securities and does not invest in non-investment grade (e.g. "high yield") securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Longfellow Investment Management Co. ("Longfellow").

In selecting investments for the Fund, the sub-advisor, Longfellow, chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. While the Fund may invest in securities of any maturity, Longfellow seeks to maintain an effective duration for the Fund between one and three years under normal market conditions. A sector or security holding may be reduced if it becomes overvalued or if there is a change in the underlying fundamentals. Longfellow may sell a security if another security is more attractive.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk
(issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Lower rated securities are often more volatile than higher rated securities.
Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status (as defined above), which would increase the risk of holding these securities.
Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and the
Government National Mortgage Association ("GNMA") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and who seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S.
Treasury Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S. Treasury Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   3rd Quarter 2001 +2.95%
Worst Quarter:  2nd Quarter 2004 -0.75%

Performance Table, Heading	rr_PerformanceTableHeading	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Class Y shares inception date is May 4, 2009. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from January 1, 2001 to May 4, 2009.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE SHORT DURATION FIXED INCOME FUND | TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDGX
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,244
Annual Return 2001	rr_AnnualReturn2001	6.72%
Annual Return 2002	rr_AnnualReturn2002	5.19%
Annual Return 2003	rr_AnnualReturn2003	1.69%
Annual Return 2004	rr_AnnualReturn2004	2.14%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	3.19%
Annual Return 2009	rr_AnnualReturn2009	5.41%
Annual Return 2010	rr_AnnualReturn2010	2.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND | TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND | TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND | TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDYX
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.49%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,970
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND | BARCLAYS CAPITAL 1-3 YEAR U.S. TREASURY INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL 1-3 YEAR U.S. TREASURY INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE INTERMEDIATE FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Intermediate Fixed Income Fund seeks high current income consistent with reasonable risk to capital.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least January 27, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Intermediate Fixed Income Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities of U.S issuers. This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Milne LLC d/b/a JKMilne Asset Management
("JKMilne"), to be of comparable quality.

In selecting investments for the Fund, JKMilne chooses fixed income securities of issuers that it believes will offer attractive income and/or capital appreciation potential with a reasonable level of risk. JKMilne invests in fixed income obligations of different issuers (as described above), maturities and structures depending on its current assessment of the relative valuations of the sectors in which the Fund invests. In assessing the relative valuations of these sectors, JKMilne generally considers whether the securities included within a sector are selling at a discount to JKMilne's estimate of their intrinsic value.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will typically be between two and five years. JKMilne generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Regardless of the rating of a security, the Fund is subject to the risk that an issuer of the security will be unable or unwilling to make timely principal and/or interest payments.

Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities. Ratings represent the
NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Because the Fund will typically be expected to have an effective duration between two and five years, the value of your investment in the Fund would be expected to fall by a corresponding percentage for every 1% increase in interest rates. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal
National Mortgage Association ("Fannie Mae") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. Government which may increase the risk of loss of investment.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average duration of the
Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who want exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S.
Government/Credit Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S. Government/Credit Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	INTERMEDIATE FIXED INCOME FUND - INSTITUTIONAL SHARES TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   4th Quarter 2008 +4.75%
Worst Quarter:  3rd Quarter 2008 -5.24%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFIX
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	831
Annual Return 2001	rr_AnnualReturn2001	7.33%
Annual Return 2002	rr_AnnualReturn2002	10.28%
Annual Return 2003	rr_AnnualReturn2003	1.70%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	3.19%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	(0.56%)
Annual Return 2009	rr_AnnualReturn2009	(2.58%)
Annual Return 2010	rr_AnnualReturn2010	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.24%)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND - Institutional shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/ CREDIT INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
TOUCHSTONE SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value
Opportunities Fund) seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
 $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the
Fund, a small capitalization company has a market capitalization of no more than
 $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital growth, which carries with it the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole.
Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, micro-capitalization companies are substantially riskier than investments in larger, more established companies.
The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and
Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and Russell 2000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	SMALL CAP VALUE FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2nd Quarter 2003 +18.97%
Worst Quarter:  4th Quarter 2008 -24.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSVOX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These expense limitations will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,022
Annual Return 2003	rr_AnnualReturn2003	54.13%
Annual Return 2004	rr_AnnualReturn2004	23.73%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	12.71%
Annual Return 2007	rr_AnnualReturn2007	(1.20%)
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	18.48%
Annual Return 2010	rr_AnnualReturn2010	25.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - CLASS Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These expense limitations will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,475
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These expense limitations will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,793
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,793
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These expense limitations will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,743
TOUCHSTONE SMALL CAP VALUE FUND | TOUCHSTONE SMALL CAP VALUE FUND - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These expense limitations will remain in effect until at least January 27, 2012
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,730
TOUCHSTONE SMALL CAP VALUE FUND | RUSSELL 2000 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND | RUSSELL 2000 VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 VALUE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. "high yield") debt securities. Investment grade debt securities are those having a rating of
BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration,
Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

Risk, Heading	rr_RiskHeading	THE PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk
(issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Lower rated securities are often more volatile than higher rated securities. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and
Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.
Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
Prepayment risk may make it difficult to calculate the average maturity of the
Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Under all repurchase agreements entered into by the Fund, the Funds' Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.
Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index. The bar
chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Annual Return, Caption	rr_AnnualReturnCaption	ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   1st Quarter 2001 +2.02%
Worst Quarter:  3rd Quarter 2008 -0.24%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	454
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,026
Annual Return 2001	rr_AnnualReturn2001	5.79%
Annual Return 2002	rr_AnnualReturn2002	2.67%
Annual Return 2003	rr_AnnualReturn2003	1.35%
Annual Return 2004	rr_AnnualReturn2004	1.75%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	5.29%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	0.53%
Annual Return 2009	rr_AnnualReturn2009	3.32%
Annual Return 2010	rr_AnnualReturn2010	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.75%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BOA MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BOA MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BOA MERRILL LYNCH 1-YEAR TREASURY NOTE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BOA MERRILL LYNCH 1-YEAR TREASURY NOTE INDEX (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.16%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.95%, 1.70%, 0.70% and 0.50% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[5]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[6]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14% and 0.99% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[7]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.09%, 1.84%, 0.84% and 0.69% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information..
[8]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[9]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[10]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010.
[11]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholder.. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[12]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[13]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55% and 2.30% for Class A shares and Class C shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[14]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96% and 1.21% for Class A shares, Class C shares, Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[15]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[16]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index ( the "Benchmark Index"), and this fee may range from 0.55% to 1 .00% depending on the Fund's performance and assets. See "The Funds' Management" section of the Fund's prospectus for additional information.
[17]	"Other Expenses" for Class A shares and Class C shares are based on estimated amounts for the current fiscal year.
[18]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit other expenses to 0.25% for each Class of shares. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[19]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.49% and 0.74% for Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[20]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.40%. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[21]	"Other Expenses" for all share classes except Class Z are based on estimated amounts for the current fiscal year.
[22]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18%, 1.03% and 1.50% for Class A shares, Class C shares, Class Y shares, Institutional shares and Class Z shares, respectively. These expense limitations will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.
[23]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[24]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.